Parent-Only Financial Statements, Statement of Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income
Other	$ 3,181	$ 2,473	$ 1,603
Total income	85,063	86,408	88,389
Interest expense
Short-term borrowings	2,316	1,717	758
Long-term debt	7,350	6,703	5,157
Other	551	610	424
Noninterest expense	58,178	56,126	58,484
Income before income tax benefit and equity in undistributed income of subsidiaries	24,198	28,538	27,377
Income tax benefit	4,157	5,662	4,917
Wells Fargo net income	19,549	22,393	22,183
Parent Company [Member]
Income
Dividends from subsidiaries (1)	21,930	22,427	20,746
Interest income from subsidiaries	3,356	3,298	1,984
Other interest income	43	49	146
Other	(162)	(424)	1,238
Total income	25,167	25,350	24,114
Interest expense
Indebtedness to nonbank subsidiaries	664	644	189
Short-term borrowings	0	2	0
Long-term debt	4,931	4,541	3,595
Other	2	3	5
Noninterest expense	1,327	286	1,888
Total expense	6,924	5,476	5,677
Income before income tax benefit and equity in undistributed income of subsidiaries	18,243	19,874	18,437
Income tax benefit	(945)	(544)	(319)
Equity in undistributed income of subsidiaries	361	1,975	3,427
Wells Fargo net income	19,549	22,393	22,183
Parent Company [Member] | Bank [Member]
Income
Dividends from subsidiaries (1)	$ 21,800	$ 20,800	$ 17,900